T. ROWE PRICE Institutional Emerging Markets Bond Fund
March 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.9%
Government Bonds 0.9%
Republic of Albania, 3.50%, 6/16/27
(EUR)  2,080,000 2,237
Republic of Albania, 3.50%,
11/23/31 (EUR) (1) 1,425,000 1,374
Republic of Albania, 3.50%,
11/23/31 (EUR)  335,000 323
Total Albania (Cost
$4,625
)
3,934
ANGOLA 1.9%
Government Bonds 1.9%
Republic of Angola, 8.00%,
11/26/29 (USD)  1,760,000 1,774
Republic of Angola, 8.25%, 5/9/28
(USD)  2,840,000 2,903
Republic of Angola, 9.125%,
11/26/49 (USD)  2,800,000 2,734
Republic of Angola, 9.50%,
11/12/25 (USD)  1,050,000 1,152
Total Angola (Cost
$7,435
)
8,563
ARGENTINA 1.2%
Government Bonds 1.2%
Republic of Argentina, 0.00%,
12/15/35 (USD) (2)(3) 4,020,000 32
Republic of Argentina, STEP, 0.50%,
7/9/30 (USD)  2,110,121 712
Republic of Argentina, STEP,
1.125%, 7/9/35 (USD)  8,000,026 2,449
Republic of Argentina, STEP, 2.00%,
1/9/38 (USD)  5,920,959 2,242
Total Argentina (Cost
$9,432
)
5,435
BAHAMAS 1.2%
Government Bonds 1.2%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (1) 6,825,000 5,315
Total Bahamas (Cost
$7,019
)
5,315
BAHRAIN 3.0%
Government Bonds 3.0%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD) (1) 6,050,000 5,730
Kingdom of Bahrain, 5.625%,
5/18/34 (USD)  500,000 473
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  1,060,000 1,120
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  3,880,000 4,215
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,825,000 1,794
Total Bahrain (Cost
$13,593
)
13,332
BARBADOS 0.4%
Government Bonds 0.4%
Government of Barbados, 6.50%,
10/1/29 (USD) (1) 1,675,000 1,613
Total Barbados (Cost
$1,614
)
1,613
BENIN 0.4%
Government Bonds 0.4%
Republic of Benin, 4.875%, 1/19/32
(EUR) (1) 1,860,000 1,801
Total Benin (Cost
$2,232
)
1,801
BERMUDA 0.2%
Government Bonds 0.2%
Government of Bermuda, 3.375%,
8/20/50 (USD) (1) 813,000 718
Total Bermuda (Cost
$811
)
718
BRAZIL 2.2%
Convertible Bonds 0.1%
MercadoLibre, 2.00%, 8/15/28
(USD)  259,000 719
719
Corporate Bonds 0.7%
Cosan Overseas, 8.25% (USD) (4) 430,000 431
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  1,650,000 1,461
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (1) 500,000 451
Petrobras Global Finance, 5.50%,
6/10/51 (USD)  780,000 671
3,014
Government Bonds 1.4%
Republic of Brazil, 3.875%, 6/12/30
(USD)  650,000 600
Republic of Brazil, 4.50%, 5/30/29
(USD)  1,990,000 1,956
Republic of Brazil, 4.625%, 1/13/28
(USD)  500,000 502
Republic of Brazil, 5.00%, 1/27/45
(USD)  3,023,000 2,698
Republic of Brazil, 8.25%, 1/20/34
(USD)  380,000 471
6,227
Total Brazil (Cost
$10,551
)
9,960

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.0%
Corporate Bonds 2.4%
AES Andes, VR, 6.35%, 10/7/79
(USD) (1)(5) 725,000 717
AES Andes, VR, 7.125%, 3/26/79
(USD) (1)(5) 1,625,000 1,634
Banco Santander Chile, 3.177%,
10/26/31 (USD) (1) 1,650,000 1,580
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 990
Corp Nacional del Cobre de Chile,
3.15%, 1/14/30 (USD) (1) 385,000 371
Corp Nacional del Cobre de Chile,
3.70%, 1/30/50 (USD) (1) 625,000 563
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 1,135
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 800,000 653
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 945,000 956
VTR Comunicaciones, 4.375%,
4/15/29 (USD) (1) 310,000 284
VTR Finance, 6.375%, 7/15/28
(USD)  1,700,000 1,650
10,533
Government Bonds 0.6%
Bonos de la Tesoreria de la
Republica, 4.70%, 9/1/30 (1) 1,315,000,000 1,518
Bonos de la Tesoreria de la
Republica, 5.80%, 6/1/24 (1) 450,000,000 558
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 307
Republic of Chile, 4.00%, 1/31/52
(USD)  350,000 346
2,729
Total Chile (Cost
$14,250
)
13,262
CHINA 3.5%
Convertible Bonds 0.1%
Huazhu Group, 3.00%, 5/1/26
(USD)  556,000 591
591
Corporate Bonds 2.4%
AAC Technologies Holdings,
2.625%, 6/2/26 (USD)  1,060,000 955
Country Garden Holdings, 3.30%,
1/12/31 (USD)  1,275,000 899
Country Garden Holdings, 8.00%,
1/27/24 (USD)  700,000 603
Health & Happiness H&H
International Holdings, 5.625%,
10/24/24 (USD)  1,000,000 895
Par/Shares $ Value
(Cost and value in $000s)
Kaisa Group Holdings, 11.95%,
10/22/22 (USD) (2)(6) 1,600,000 324
Lenovo Group, 3.421%, 11/2/30
(USD) (1) 460,000 426
Lenovo Group, 3.421%, 11/2/30
(USD)  625,000 579
Shimao Group Holdings, 3.45%,
1/11/31 (USD)  2,800,000 714
Shimao Group Holdings, 5.60%,
7/15/26 (USD)  200,000 58
State Grid Overseas Investment
2013, 4.375%, 5/22/43 (USD)  500,000 548
State Grid Overseas Investment
2014, 4.85%, 5/7/44 (USD)  1,700,000 1,985
State Grid Overseas Investment BVI,
4.00%, 5/4/47 (USD)  800,000 834
Tencent Holdings, 3.29%, 6/3/60
(USD)  200,000 152
Tencent Holdings, 3.84%, 4/22/51
(USD)  200,000 174
Times China Holdings, 6.75%,
7/8/25 (USD)  1,744,000 716
Tingyi Cayman Islands Holding,
1.625%, 9/24/25 (USD)  774,000 718
10,580
Government Bonds 1.0%
People's Republic of China, 3.12%,
12/5/26  21,100,000 3,400
People's Republic of China, 3.27%,
11/19/30  7,600,000 1,236
4,636
Total China (Cost
$21,100
)
15,807
COLOMBIA 2.6%
Corporate Bonds 1.2%
Banco Davivienda, VR, 6.65%
(USD) (1)(4)(5) 1,100,000 1,016
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 1,024
Bancolombia, VR, 4.625%,
12/18/29 (USD) (5) 800,000 772
Ecopetrol, 4.625%, 11/2/31 (USD)  510,000 462
Ecopetrol, 5.875%, 5/28/45 (USD)  2,375,000 2,085
5,359
Government Bonds 1.4%
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,700,000 2,289
Republic of Colombia, 4.125%,
5/15/51 (USD)  1,255,000 950
Republic of Colombia, 5.625%,
2/26/44 (USD)  1,000,000 909
Republic of Colombia, 6.125%,
1/18/41 (USD)  2,320,000 2,258
6,406
Total Colombia (Cost
$13,337
)
11,765

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 5.625%,
4/30/43 (USD)  1,000,000 880
Total Costa Rica (Cost
$871
)
880
DOMINICAN REPUBLIC 3.7%
Government Bonds 3.7%
Dominican Republic, 4.50%,
1/30/30 (USD) (1) 3,370,000 3,101
Dominican Republic, 4.875%,
9/23/32 (USD) (1) 1,980,000 1,797
Dominican Republic, 4.875%,
9/23/32 (USD)  1,500,000 1,361
Dominican Republic, 5.50%,
2/22/29 (USD) (1) 770,000 762
Dominican Republic, 5.875%,
1/30/60 (USD)  2,425,000 2,086
Dominican Republic, 6.00%,
7/19/28 (USD)  420,000 427
Dominican Republic, 6.40%, 6/5/49
(USD) (1) 1,000,000 939
Dominican Republic, 6.50%,
2/15/48 (USD)  1,050,000 1,000
Dominican Republic, 6.85%,
1/27/45 (USD)  4,125,000 4,099
Dominican Republic, 7.45%,
4/30/44 (USD)  850,000 901
Total Dominican Republic (Cost
$17,376
)
16,473
ECUADOR 2.0%
Government Bonds 2.0%
Republic of Ecuador, STEP, 1.00%,
7/31/35 (USD) (1) 8,397,685 5,501
Republic of Ecuador, STEP, 1.00%,
7/31/35 (USD)  750,000 491
Republic of Ecuador, STEP, 5.00%,
7/31/30 (USD) (1) 3,729,550 3,101
Total Ecuador (Cost
$9,177
)
9,093
EGYPT 3.0%
Government Bonds 3.0%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD) (1) 540,000 455
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  1,350,000 1,137
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  2,900,000 2,699
Arab Republic of Egypt, 7.60%,
3/1/29 (USD)  2,560,000 2,439
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (1) 800,000 652
Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (1) 3,050,000 2,609
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  3,915,000 3,349
Total Egypt (Cost
$14,997
)
13,340
EL SALVADOR 0.9%
Government Bonds 0.9%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  5,035,000 2,826
Republic of El Salvador, 6.375%,
1/18/27 (USD) (1) 1,180,000 590
Republic of El Salvador, 7.65%,
6/15/35 (USD)  900,000 428
Total El Salvador (Cost
$6,467
)
3,844
GHANA 0.8%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 685
685
Government Bonds 0.6%
Republic of Ghana, 8.125%,
1/18/26 (USD)  3,420,000 2,914
2,914
Total Ghana (Cost
$3,714
)
3,599
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  162,536 142
Total Grenada (Cost
$149
)
142
GUATEMALA 1.0%
Government Bonds 1.0%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,300,000 1,335
Republic of Guatemala, 4.90%,
6/1/30 (USD) (1) 1,000,000 1,021
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,992
Total Guatemala (Cost
$4,339
)
4,348
HONG KONG 0.4%
Corporate Bonds 0.4%
JMH, 2.50%, 4/9/31 (USD)  1,800,000 1,654
Total Hong Kong (Cost
$1,778
)
1,654

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.6%
Government Bonds 0.6%
Republic of Hungary, 2.125%,
9/22/31 (USD) (1) 2,860,000 2,596
Total Hungary (Cost
$2,823
)
2,596
INDIA 3.7%
Corporate Bonds 1.8%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,213
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  2,352,000 2,105
Adani Ports & Special Economic
Zone, 4.20%, 8/4/27 (USD) (1) 645,000 629
Adani Ports & Special Economic
Zone, 4.375%, 7/3/29 (USD)  400,000 385
Bharti Airtel, 3.25%, 6/3/31
(USD) (1) 1,540,000 1,425
Periama Holdings, 5.95%, 4/19/26
(USD)  993,000 1,014
Reliance Industries, 3.625%,
1/12/52 (USD) (1) 1,500,000 1,334
8,105
Government Bonds 1.9%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (1) 255,000 219
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  3,300,000 2,838
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,655,000 5,367
8,424
Total India (Cost
$17,505
)
16,529
INDONESIA 7.1%
Corporate Bonds 1.9%
Bank Negara Indonesia Persero,
3.75%, 3/30/26 (USD)  1,749,000 1,671
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 2,008
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 979
Pertamina Persero, 6.00%, 5/3/42
(USD)  1,500,000 1,669
Perusahaan Listrik Negara, 4.00%,
6/30/50 (USD) (1) 200,000 178
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 1,012
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (1) 400,000 367
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 335
8,219
Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 5.2%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  7,800,000 7,626
Perusahaan Penerbit, 3.80%,
6/23/50 (USD) (1) 200,000 196
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,100,000 2,213
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  3,200,000 3,477
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  5,400,000 5,740
Republic of Indonesia, 4.625%,
4/15/43 (USD)  2,200,000 2,301
Republic of Indonesia, 5.25%,
1/17/42 (USD)  1,500,000 1,680
23,233
Total Indonesia (Cost
$32,747
)
31,452
ISRAEL 0.7%
Corporate Bonds 0.7%
ICL Group, 6.375%, 5/31/38
(USD) (1) 1,400,000 1,554
Israel Electric, 7.75%, 12/15/27
(USD)  350,000 408
Leviathan Bond, 6.125%, 6/30/25
(USD) (1) 1,100,000 1,119
Total Israel (Cost
$2,978
)
3,081
IVORY COAST 1.8%
Government Bonds 1.8%
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  6,225,000 6,047
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,260,000 2,191
Total Ivory Coast (Cost
$8,907
)
8,238
JAMAICA 1.3%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (1) 360,041 343
TransJamaican Highway, 5.75%,
10/10/36 (USD)  389,233 370
713
Government Bonds 1.1%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,216
Government of Jamaica, 7.875%,
7/28/45 (USD)  2,910,000 3,768
4,984
Total Jamaica (Cost
$5,503
)
5,697

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JORDAN 1.2%
Government Bonds 1.2%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  5,575,000 5,213
Total Jordan (Cost
$5,939
)
5,213
KAZAKHSTAN 0.7%
Corporate Bonds 0.7%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,700,000 1,421
KazMunayGas National, 5.75%,
4/19/47 (USD)  1,785,000 1,588
KazMunayGas National, 6.375%,
10/24/48 (USD)  215,000 203
Total Kazakhstan (Cost
$4,122
)
3,212
KUWAIT 0.3%
Corporate Bonds 0.3%
Equate Petrochemical, 4.25%,
11/3/26 (USD)  200,000 203
MEGlobal Canada, 5.875%, 5/18/30
(USD) (1) 245,000 273
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 889
Total Kuwait (Cost
$1,366
)
1,365
LEBANON 0.2%
Government Bonds 0.2%
Lebanese Republic, 6.00%, 1/27/23
(USD) (2)(6) 7,615,000 913
Total Lebanon (Cost
$1,691
)
913
MEXICO 9.3%
Corporate Bonds 4.5%
Axtel, 6.375%, 11/14/24 (USD) (1) 505,000 516
Banco Mercantil del Norte, VR,
6.75% (USD) (4)(5) 600,000 592
Banco Mercantil del Norte, VR,
7.625% (USD) (4)(5) 500,000 503
Banco Mercantil del Norte, VR,
8.375% (USD) (4)(5) 475,000 497
Banco Santander Mexico, 5.375%,
4/17/25 (USD) (1) 655,000 684
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (5) 2,975,000 2,813
Cemex, 5.45%, 11/19/29 (USD)  700,000 709
Cometa Energia, 6.375%, 4/24/35
(USD) (1) 1,348,500 1,365
Cometa Energia, 6.375%, 4/24/35
(USD)  449,500 455
Par/Shares $ Value
(Cost and value in $000s)
Controladora Mabe, 5.60%,
10/23/28 (USD) (1) 960,000 1,024
Industrias Penoles, 4.75%, 8/6/50
(USD) (1) 240,000 219
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,725,000 1,501
Infraestructura Energetica Nova,
4.875%, 1/14/48 (USD) (1) 600,000 523
Mexico City Airport Trust, 5.50%,
7/31/47 (USD)  9,638,000 8,511
19,912
Government Bonds 4.8%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  5,900,000 5,781
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,860,000 1,406
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  5,560,000 4,202
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  3,350,000 3,408
Petroleos Mexicanos, 6.50%, 6/2/41
(USD)  6,605,000 5,490
Petroleos Mexicanos, 6.75%,
9/21/47 (USD)  1,500,000 1,222
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 128
21,637
Total Mexico (Cost
$43,411
)
41,549
MONGOLIA 0.4%
Government Bonds 0.4%
State of Mongolia, 4.45%, 7/7/31
(USD)  1,750,000 1,582
Total Mongolia (Cost
$1,495
)
1,582
MOROCCO 2.2%
Government Bonds 2.2%
Kingdom of Morocco, 2.375%,
12/15/27 (USD)  2,215,000 2,027
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (1) 1,300,000 1,129
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  2,635,000 2,289
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  5,175,000 4,163
Total Morocco (Cost
$10,464
)
9,608
OMAN 5.3%
Corporate Bonds 1.3%
Bank Muscat, 4.75%, 3/17/26 (USD)  1,300,000 1,315
Lamar Funding, 3.958%, 5/7/25
(USD)  1,125,000 1,104
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 496

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Oryx Funding, 5.80%, 2/3/31
(USD) (1) 200,000 201
Oryx Funding, 5.80%, 2/3/31 (USD)  500,000 502
Oztel Holdings, 6.625%, 4/24/28
(USD)  2,200,000 2,313
5,931
Government Bonds 4.0%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  1,500,000 1,510
Sultanate of Oman, 5.375%, 3/8/27
(USD)  6,255,000 6,440
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,200,000 1,241
Sultanate of Oman, 6.25%, 1/25/31
(USD) (1) 710,000 754
Sultanate of Oman, 6.50%, 3/8/47
(USD)  2,360,000 2,319
Sultanate of Oman, 6.75%, 10/28/27
(USD)  2,700,000 2,943
Sultanate of Oman, 6.75%, 1/17/48
(USD) (1) 1,450,000 1,453
Sultanate of Oman, 7.00%, 1/25/51
(USD) (1) 845,000 868
17,528
Total Oman (Cost
$23,117
)
23,459
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 1,353
Total Pakistan (Cost
$2,061
)
1,353
PANAMA 1.2%
Corporate Bonds 0.5%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (1) 520,000 473
Banco General, VR, 5.25% (USD) (1)
(4)(5) 905,000 891
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (1) 1,105,000 978
2,342
Government Bonds 0.7%
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,685
Republic of Panama, 7.125%,
1/29/26 (USD)  1,200,000 1,371
3,056
Total Panama (Cost
$5,590
)
5,398
Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 1.3%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 1,005,000 1,019
1,019
Government Bonds 1.1%
Republic of Paraguay, 4.95%,
4/28/31 (USD) (1) 315,000 330
Republic of Paraguay, 5.40%,
3/30/50 (USD)  3,655,000 3,715
Republic of Paraguay, 6.10%,
8/11/44 (USD)  570,000 633
4,678
Total Paraguay (Cost
$5,906
)
5,697
PERU 1.2%
Corporate Bonds 0.3%
Consorcio Transmantaro, 4.70%,
4/16/34 (USD) (1) 280,000 283
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  320,889 345
Nexa Resources, 5.375%, 5/4/27
(USD)  575,000 585
1,213
Government Bonds 0.9%
Republic of Peru, 2.78%, 12/1/60
(USD)  3,010,000 2,363
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,276
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 552
4,191
Total Peru (Cost
$5,862
)
5,404
PHILIPPINES 1.6%
Corporate Bonds 0.8%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,279
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,162
Manila Water, 4.375%, 7/30/30
(USD)  1,400,000 1,335
3,776
Government Bonds 0.8%
Republic of Philippines, 2.65%,
12/10/45 (USD)  4,175,000 3,440
3,440
Total Philippines (Cost
$8,078
)
7,216

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 3.0%
Corporate Bonds 1.2%
Ooredoo International Finance,
2.625%, 4/8/31 (USD) (1) 1,540,000 1,448
Qatar Energy, 2.25%, 7/12/31
(USD) (1) 1,210,000 1,116
Qatar Energy, 3.125%, 7/12/41
(USD) (1) 1,760,000 1,606
Qatar Petroleum, 2.25%, 7/12/31
(USD)  1,200,000 1,107
5,277
Government Bonds 1.8%
State of Qatar, 4.40%, 4/16/50
(USD) (1) 560,000 631
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,746
State of Qatar, 4.817%, 3/14/49
(USD)  5,000,000 5,941
8,318
Total Qatar (Cost
$15,076
)
13,595
ROMANIA 2.2%
Government Bonds 2.2%
Republic of Romania, 2.124%,
7/16/31 (EUR)  500,000 474
Republic of Romania, 2.125%,
3/7/28 (EUR) (1) 870,000 909
Republic of Romania, 2.875%,
4/13/42 (EUR) (1) 610,000 520
Republic of Romania, 3.00%,
2/14/31 (USD) (1) 1,044,000 968
Republic of Romania, 3.00%,
2/14/31 (USD)  1,600,000 1,483
Republic of Romania, 3.375%,
1/28/50 (EUR)  2,475,000 2,202
Republic of Romania, 4.00%,
2/14/51 (USD) (1) 926,000 807
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 2,632
Total Romania (Cost
$10,995
)
9,995
SAUDI ARABIA 2.6%
Corporate Bonds 0.2%
Acwa Power Management &
Investments One, 5.95%, 12/15/39
(USD)  798,480 852
852
Government Bonds 2.4%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 1,947
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (1) 1,265,000 1,125
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 482
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (1) 585,000 635
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  1,750,000 1,995
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,600,000 2,621
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,700,000 1,746
10,551
Total Saudi Arabia (Cost
$11,590
)
11,403
SENEGAL 1.3%
Government Bonds 1.3%
Republic of Senegal, 4.75%,
3/13/28 (EUR)  1,500,000 1,616
Republic of Senegal, 6.25%,
5/23/33 (USD)  4,400,000 4,165
Total Senegal (Cost
$5,936
)
5,781
SERBIA 1.1%
Government Bonds 1.1%
Republic of Serbia, 2.125%, 12/1/30
(USD) (1) 439,000 368
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,300,000 4,450
Total Serbia (Cost
$5,476
)
4,818
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 0.25%, 9/15/26 (USD)  1,380,000 1,111
Total Singapore (Cost
$1,310
)
1,111
SOUTH AFRICA 0.5%
Government Bonds 0.5%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,050,000 1,795
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 449
Total South Africa (Cost
$2,364
)
2,244
SRI LANKA 1.1%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24
(USD)  845,000 405
405
Government Bonds 1.0%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD)  4,450,000 2,248

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.825%,
7/18/26 (USD)  200,000 98
Republic of Sri Lanka, 6.85%,
11/3/25 (USD)  4,150,000 2,060
4,406
Total Sri Lanka (Cost
$8,219
)
4,811
SURINAME 0.6%
Government Bonds 0.6%
Republic of Suriname, 9.25%,
10/26/26 (USD) (2)(6) 2,659,000 2,220
Republic of Suriname, 12.875%,
12/30/23 (USD) (1)(2)(6) 325,000 272
Republic of Suriname, 12.875%,
12/30/23 (USD)  200,000 167
Total Suriname (Cost
$2,458
)
2,659
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 346
346
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD) (1) 810,000 803
803
Total Tanzania (Cost
$1,227
)
1,149
THAILAND 1.1%
Corporate Bonds 1.1%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD) (1)(5) 880,000 795
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (5) 1,500,000 1,401
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 965,000 717
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  2,825,000 2,098
Total Thailand (Cost
$5,717
)
5,011
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago,
4.50%, 6/26/30 (USD) (1) 1,075,000 1,048
Total Trinidad and Tobago (Cost
$1,075
)
1,048
TURKEY 1.7%
Government Bonds 1.7%
Republic of Turkey, 4.25%, 4/14/26
(USD)  3,250,000 2,935
Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkey, 5.95%, 1/15/31
(USD)  1,200,000 1,038
Republic of Turkey, 6.00%, 1/14/41
(USD)  2,600,000 2,045
Republic of Turkey, 8.60%, 9/24/27
(USD)  1,725,000 1,772
Total Turkey (Cost
$8,485
)
7,790
UKRAINE 0.7%
Corporate Bonds 0.0%
Ukraine Railways Via Rail Capital
Markets, 8.25%, 7/9/24 (USD)  450,000 137
137
Government Bonds 0.7%
Government of Ukraine, 7.75%,
9/1/25 (USD)  1,395,000 611
Government of Ukraine, 7.75%,
9/1/27 (USD)  255,000 111
Government of Ukraine, 8.994%,
2/1/24 (USD)  1,290,000 586
Government of Ukraine, 9.75%,
11/1/28 (USD) (1) 2,300,000 997
Government of Ukraine, 9.75%,
11/1/28 (USD)  1,750,000 759
Government of Ukraine, FRN,
1.258%, 5/31/40 (USD) (1)(3) 485,000 161
3,225
Total Ukraine (Cost
$8,175
)
3,362
UNITED ARAB EMIRATES 2.0%
Corporate Bonds 2.0%
Abu Dhabi Ports, 2.50%, 5/6/31
(USD)  3,900,000 3,611
DP World Crescent, 3.875%,
7/18/29 (USD)  1,950,000 1,963
Emirates NBD Bank, VR, 6.125%
(USD) (4)(5) 1,100,000 1,107
Ruwais Power, 6.00%, 8/31/36
(USD)  1,770,000 2,164
Total United Arab Emirates (Cost
$9,403
)
8,845
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (2)(7) 5,890 —
Mriya Farming, Recovery
Certificates (EUR) (2)(7) 488,383 5
Total United Kingdom (Cost
$–
)
5
UNITED STATES 0.5%
Corporate Bonds 0.5%
Citgo Holding, 9.25%, 8/1/24 (1) 650,000 655

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LCPR Senior Secured Financing,
5.125%, 7/15/29 (1) 1,745,000 1,660
Total United States (Cost
$2,422
)
2,315
UZBEKISTAN 1.0%
Government Bonds 1.0%
Republic of Uzbekistan, 3.90%,
10/19/31 (USD) (1) 1,596,000 1,414
Republic of Uzbekistan, 3.90%,
10/19/31 (USD)  1,080,000 957
Republic of Uzbekistan, 5.375%,
2/20/29 (USD) (1) 485,000 488
Republic of Uzbekistan, 5.375%,
2/20/29 (USD)  1,640,000 1,648
Total Uzbekistan (Cost
$4,840
)
4,507
VENEZUELA 1.1%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/23 (USD) (2)(6) 800,000 14
14
Government Bonds 1.1%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (2)(6) 3,600,000 252
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (2)(6) 10,960,000 767
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (2)(6) 2,950,000 218
Petroleos de Venezuela, 8.50%,
10/27/22 (USD) (2)(6) 2,355,500 400
Petroleos de Venezuela, 9.00%,
11/17/22 (USD) (2)(6) 24,590,000 1,814
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (2)(6) 985,000 65
Petroleos de Venezuela, 12.75%,
2/17/23 (USD) (2)(6) 3,430,000 253
Republic of Venezuela, 6.00%,
12/9/22 (USD) (2)(6) 3,350,000 291
Republic of Venezuela, 7.75%,
10/13/22 (USD) (2)(6) 3,600,000 313
Republic of Venezuela, 9.25%,
9/15/27 (USD) (2)(6) 1,000,000 87
Republic of Venezuela, 11.75%,
10/21/26 (USD) (2)(6) 1,500,000 131
Republic of Venezuela, 11.95%,
8/5/31 (USD) (2)(6) 800,000 70
Republic of Venezuela, 12.75%,
8/23/22 (USD) (2)(6) 550,000 48
4,709
Total Venezuela (Cost
$25,116
)
4,723
Par/Shares $ Value
(Cost and value in $000s)
VIETNAM 1.1%
Corporate Bonds 0.2%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 315,000 284
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  550,000 497
781
Government Bonds 0.9%
Socialist Republic of Vietnam,
4.80%, 11/19/24 (USD) (1) 600,000 622
Socialist Republic of Vietnam,
4.80%, 11/19/24 (USD)  3,300,000 3,424
4,046
Total Vietnam (Cost
$4,844
)
4,827
ZAMBIA 0.6%
Government Bonds 0.6%
Republic of Zambia, 5.375%,
9/20/22 (USD) (2)(6) 3,700,000 2,564
Total Zambia (Cost
$2,239
)
2,564
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 2.8%
T. Rowe Price Government Reserve
Fund, 0.29% (8)(9) 12,579,888 12,580
12,580
U.S. Treasury Obligations 0.5%
U.S. Treasury Bills, 0.145%, 6/16/22  2,264,000 2,262
2,262
Total Short-Term Investments
(Cost $14,843) 14,842
Total Investments in
Securities 99.1%
(Cost $506,242) $ 441,845
Other Assets Less Liabilities 0.9% 4,022
Net Assets 100.0% $ 445,867

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $90,798 and represents
20.4% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Level 3 in fair value hierarchy.
(8) Seven-day yield
(9) Affiliated Companies
CLP Chilean Peso
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
MXN Mexican Peso
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 6/10/22 USD 352 CLP 288,161 $ (10)
Citibank 4/13/22 USD 129 MXN 2,665 (5)
Citibank 5/20/22 EUR 150 USD 165 1
Citibank 5/20/22 USD 854 EUR 764 7
Goldman Sachs 5/20/22 USD 140 EUR 123 4
HSBC Bank 5/20/22 EUR 424 USD 478 (8)
HSBC Bank 5/20/22 USD 575 EUR 515 4
HSBC Bank 5/20/22 USD 496 EUR 452 (5)
Morgan Stanley 5/20/22 USD 109 EUR 95 3
Morgan Stanley 5/20/22 USD 435 EUR 394 (2)
State Street 4/14/22 USD 819 CNH 5,233 (3)
State Street 5/20/22 USD 5,675 EUR 4,994 141
UBS Investment Bank 5/20/22 USD 6,169 EUR 5,416 167
UBS Investment Bank 5/20/22 USD 218 EUR 198 (1)
UBS Investment Bank 6/10/22 USD 354 CLP 288,161 (7)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 286

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 247 U.S. Treasury Notes ten year contracts 6/22 (30,350) $ 842
Long, 47 Ultra U.S. Treasury Bonds contracts 6/22 8,325 (345)
Net payments (receipts) of variation margin to date (506)
Variation margin receivable (payable) on open futures contracts $ (9)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 23,980  ¤  ¤ $ 12,580^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,580.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E163-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 426,998 $ — $ 426,998
Common Stocks — — 5 5
Short-Term Investments 12,580 2,262 — 14,842
Total Securities 12,580 429,260 5 441,845
Forward Currency Exchange Contracts — 327 — 327
Futures Contracts* 842 — — 842
Total $ 13,422 $ 429,587 $ 5 $ 443,014
Liabilities
Forward Currency Exchange Contracts $ — $ 41 $ — $ 41
Futures Contracts* 345 — — 345
Total $ 345 $ 41 $ — $ 386
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.